Share Based Compensation Plans - Schedule of Range of Exercise Prices of Grants under Stock Option Plans (Details) - 12 months ended Mar. 31, 2018	USD ($)	GBP (£)	INR (₨)
IPO India Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices | ₨			₨ 10
IPO India Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices | ₨			₨ 175
IPO Plan - June 2006
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices | £		£ 5.28
JSOP Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 11
JSOP Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24
Option Award Scheme 2012
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	11
2014 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	14.97
2014 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	18.5
2015 Share Plan | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	7.4
2015 Share Plan | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	33.12
Other Share Option Awards | Bottom of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	18
Other Share Option Awards | Top of Range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	18.88
Restricted Stock Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices
Management Scheme
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices